Receipts in Advance and Deferred Revenue (Schedule of Receipts in Advance and Deferred Revenue) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
RECEIPTS IN ADVANCE AND DEFERRED REVENUE [Abstract]
Receipts in advance	$ 15,074	$ 23,185
Deferred revenue	28,585	28,715
Total	$ 43,659	$ 51,900